Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Adasina Social Justice All Cap Global ETF [Member]
Shareholder Report [Line Items]
Fund Name	Adasina Social Justice All Cap Global ETF
Class Name	Adasina Social Justice All Cap Global ETF
Trading Symbol	JSTC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at (833) 743-0080 or by writing the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund.
Additional Information Phone Number	(833) 743-0080
Additional Information Website	www.adasinaetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 15.06% (NAV) for the fiscal year ended August 31, 2026, as compared to 22.28% for the Dow Jones Global Index TR (the “Broad-Based Index”) and 15.78% for the Adasina Social Justice Index (the Fund’s benchmark). The Broad-Based Index is a broad market index that does not apply ESG or social justice screening criteria. While it is not used as a benchmark for the Fund, it can be referenced given its general characteristics of the broader public equities market. The Fund is an actively-managed ETF that invests substantially all of its assets in a portfolio of global equities. The Fund’s absolute return was strong but trailed broad global equities. Security selection negatively affected the Fund’s performance versus the Broad-Based Index, while asset allocation positively affected the Fund’s performance. During the reporting period, global equities were significantly influenced by resilient GDP, strong corporate earnings, optimism in the AI Infrastructure & Semiconductor trade, and steady monetary policy.

What factors influenced performance?

Artificial Intelligence Buildout: Returns have spread beyond AI tech companies and into infrastructure suppliers and semiconductor manufacturers who are supplying the buildout necessary for wide AI adoption. Our Fund holds weights in some of these companies at larger weight relative to a broad global equities index.

Lack of Energy sector: The energy sector is one of the top returning sectors in broad global equities, with a return of 42% for the year. Our Fund does not hold any energy sector companies and thus did not capture these returns.

Exclusion of most of the Mag 7:  Notably, our Fund does not hold 6 of the Magnificent 7 stocks, which had a combined return of 19% over the year. Our Fund did hold NVIDIA from August 2025, but the position was closed on June 1st, 2026, due to a detected social justice investment criteria violation during the June 2026 reconstitution of the Adasina Social Justice Index.

Sector Allocation: Returns for holdings in the industrials and communication services sectors trailed the returns of those of the respective sectors in broad global equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Five Year	Since Inception (12/8/2020)
Adasina Social Justice All Cap Global ETF	15.06%	6.30%	8.77%
Adasina Social Justice Index	15.78%	7.70%	10.19%
Dow Jones Global Index Total Return	22.28%	10.73%	12.59%

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain planned changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Dec. 14, 2026
Updated Performance Information Location [Text Block]	Visit www.adasinaetf.com for more recent performance information.
Net Assets	$ 302,324,000
Holdings Count | Holdings	617
Advisory Fees Paid, Amount	$ 2,423,291
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$302,324
Number of Holdings	617
Total Advisory Fee	$2,423,291
Portfolio Turnover Rate	73%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Visa, Inc. - Class A	1.4%
Lam Research Corp.	1.4%
AbbVie, Inc.	1.2%
Mastercard, Inc. - Class A	1.2%
Eli Lilly & Co.	1.0%
ABB Ltd.	1.0%
Cummins, Inc.	0.9%
Hydro One Ltd.	0.9%
Sherwin-Williams Co.	0.9%
Samsung Electronics Co., Ltd.	0.9%

Material Fund Change [Text Block]

This is a summary of certain planned changes to the Fund. For more complete information, you may review the Fund's prospectus.

The Fund anticipates adopting an 80% investment policy on or about December 14, 2026, under which it will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities that fulfill Adasina’s Social Justice Investment Criteria (as defined in the Fund's prospectus). These Social Justice Investment Criteria include approximately 90 social justice investment screens. Adoption of the 80% policy will not result in any change in how the Fund is currently managed.

Material Fund Change Strategies [Text Block]	The Fund anticipates adopting an 80% investment policy on or about December 14, 2026, under which it will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities that fulfill Adasina’s Social Justice Investment Criteria (as defined in the Fund's prospectus).